UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2011 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 66.48%

Aircraft - 3.37%
7,000	Boeing Co.	480,830

Application Software - 3.23%
18,000	Microsoft Corp.	460,440

Beverages - 3.14%
7,000	Pepsico, Inc.	448,000

Business Services - 2.04%
3,000	Visa, Inc.	290,910

Computer & Office Equipment - 3.48%
25,000	Cisco Systems, Inc.	466,000
2,248	Mediware Information Systems, Inc. *	29,808
		495,808
Drilling Oil & Gas Wells - 2.18%
9,000	Noble Corp.	310,770

Electric Services - 5.13%
11,500	American Electric Power Co., Inc.	456,320
2,000	NextEra Energy, Inc.	110,880
5,000	Public Service Enterprises Group, Inc.	164,700
		731,900
Electromedical & Electrotherapeutic Apparatus - 2.02%
7,500	St. Jude Medical, Inc.	288,300

Gold & Silver Ores - 2.04%
5,500	Barrick Gold Corp.	290,840

Guided Missiles & Space Vehicles & Parts - 2.56%
8,000	Raytheon Co.	364,560

Health Care Plans - 3.21%
6,500	Wellpoint, Inc.	458,575

Petroleum Refining - 2.16%
3,000	Chevron Corp.	308,460

Pharmaceutical Preparations - 12.76%
9,000	Abbott Laboratories	490,950
7,600	Johnson & Johnson	491,872
18,000	Pfizer, Inc.	361,260
12,000	Teva Pharmaceutical Industries, Ltd. ADR	475,320
		1,819,402
Plastics, Materials & Synthetic Resins - 2.68%
8,000	EI DuPont de Nemours & Co.	381,760

Retail-Drug Stores - 3.81%
14,000	CVS Caremark Corp.	543,760

Retail-Lumber & Other Building Material Dealers - 2.59%
15,400	Lowe's Co., Inc.	369,754

Retail-Retail Stores - 1.51%
4,000	Kohl's Corp.	215,200

Surgical & Medical Instruments - 3.30%
9,100	Baxter International, Inc.	470,106

Telecom Services-Foreign - 3.25%
9,000	P.T. Telekomunik Indonesia TBK ADR	294,750
9,000	Telefonica S.A.	168,750
		463,500
Telephone Communications - 2.03%
10,000	AT&T, Inc.	289,800

TOTAL FOR COMMON STOCK (Cost $9,397,139) - 66.48%		9,482,675

CORPORATE BONDS - 21.02%

Cement, Hydraulic - 0.73%
100,000	CRH America, Inc., 5.300%, 10/15/2013	103,500

Computer & Office Equipment - 1.12%
75,000	Dell, Inc., 4.700%, 4/15/2013	78,971
75,000	Hewlett-Packard Co., 4.750%, 6/2/14	80,699
		159,670
Containers-Paper/Plastics - 0.73%
100,000	Sealed Air Corp., 7.875%, 6/15/17	104,500

Diversified Banking Institutions - 0.35%
50,000	Ally, 7.000%, 08/15/13	49,760

Electric Services - 0.37%
50,000	Appalachian Power Co., 4.950%, 2/1/15	53,453

Finance Services - 4.46%
125,000	American Express Co., 5.500%, 10/17/12	129,438
100,000	Block Financial Corp., 5.125%, 10/30/14	101,563
50,000	Block Financial Corp., 7.875%, 1/15/13	52,375
300,000	Citigroup Funding, 10.000%, 5/28/25	277,356
75,000	GE Capital Corp., 4.950%, 3/15/19 **	75,750
		636,482
Heating Equipment - 0.57%
75,000	Fortune Brands, Inc., 6.375%, 6/15/14	81,701

Motor Vehicles & Passenger Car Bodies - 0.90%
125,000	Ford Motor Credit, 7.800%, 06/01/12	127,813

National Commercial Banks - 3.46%
400,000	Bank of America Corp., 13.130%, 5/13/30 **	390,000
50,000	JP Morgan Chase & Co., 6.625%, 3/15/12	50,949
50,000	Wells Fargo & Co., 5.250%, 10/23/12	51,926
		492,875
Plastics, Materials & Synthetic Resins - 0.36%
50,000	Dow Chemical Corp., 6.000%, 10/1/12	51,997

Retail - Variety Stores - 0.44%
60,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	63,132

Retail - Consumer Electronics Stores - 0.53%
70,000	Best Buy Co., Inc., 6.750%, 7/15/13	74,887

Retail - Lumber & Other Building Material Dealers - 0.57%
75,000	Home Depot, Inc., 5.250%, 12/16/13	81,192

Security Broker Dealers - 3.84%
75,000	Morgan Stanley & Co., 12.050% , 3/16/30 **	68,250
50,000	Morgan Stanley & Co., 10.000%, 3/31/30	44,000
500,000	Morgan Stanley & Co., 10.000%, 4/28/30	435,000
		547,250
Sugar & Confectionery Products - 0.74%
100,000	WM. Wrigley Jr. Co., 4.650%, 7/15/15	105,000

Telephone Communications - 1.50%
150,000	AT&T, Inc., 6.700%, 11/15/13	165,651
45,000	New York Telephone Co., 7.000%, 6/15/13	48,564
		214,215
Transportation Services - 0.35%
50,000	GATX Financial Corp., 5.500%, 2/15/12	50,361

TOTAL FOR CORPORATE BONDS (Cost $3,031,127) - 21.02%		2,997,788

STRUCTURED NOTES - 3.19%
100,000	JP Morgan Chase Bank, NA, 0.000%, 1/31/12 *	109,450
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 9/22/14 *	229,374
100,000	Suntrust Bank, Atlanta, GA, 0.000%, 3/27/14 *	116,395

TOTAL FOR STRUCTURED NOTES (Cost $388,500) - 3.19%		455,219

REAL ESTATE INVESTMENT TRUST - 3.73%
22,000	Government Properties Income Trust	478,500
2,000	Public Storage	53,680

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $577,711) - 3.73%		532,180

PREFERRED SECURITIES - 0.53%
3,000	Wells Fargo VII PFD, 5.850%, Series P	75,300

TOTAL FOR PREFERRED SECURITIES (Cost $56,634) - 0.53%		75,300

SENIOR NOTE - 0.36%

Cellular Telecommunications - 0.36%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/60	51,320

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.36%		51,320

MUNICIPAL BOND - 0.37%
50,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	52,774

TOTAL FOR MUNICIPAL BOND (Cost $50,750) - 0.37%		52,774

BONUS CERTIFICATE - 2.80%
400,000	Commerzbank Bonus Certificate 1/19/16 (Germany)	399,120

TOTAL FOR BONUS CERTIFICATE (Cost $381,800) - 2.80%		399,120

SHORT TERM INVESTMENTS - 1.83%
260,810	Fidelity Money Market Portfolio Class Select 0.20%** (Cost $260,810)	260,810

TOTAL INVESTMENTS (Cost $14,194,391) - 100.31%		14,307,186

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31%)		(43,555)

NET ASSETS - 100.00%		14,263,631

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2011.
ADR - American Depository Receipt

	Archer Balanced Fund
	Schedule of Call Options Written
	November 30, 2011 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Chevron Corp.
January 2012 Call @ 110.00		3,000	$ 3,960

Total (Premiums Received $5,105)			$ 3,960

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,194,391 amounted to $119,713, which consisted of aggregate gross unrealized appreciation of $681,283 and aggregate gross unrealized depreciation of $561,570.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$9,482,675	$0	$0	$9,482,675
Real Estate Investment Trusts		$532,180	$0	$0	$532,180
Preferred Securities		$75,300	$0	$0	$75,300
Senior Note		$51,320	$0	$0	$51,320
Corporate Bonds		$0	2,997,788	$0	$2,997,788
Municipal Bonds		$0	52,774	$0	$52,774
Bonus Certificate		$0	399,120	$0	$399,120
Structured Notes		$0	455,219	$0	$455,219
Cash Equivalents		260,810	$0	$0	$260,810
Total		$10,402,285	$3,904,901	$0	$14,307,186

	Archer Stock Fund
	Schedule of Investments
	November 30, 2011 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 94.05%

Accident & Health Insurance - 1.19%
1,000	AFLAC, Inc.	43,440

Agriculture Chemicals - 0.95%
250	CF Industries Holdings, Inc.	34,950

Aircraft - 1.30%
800	Triumph Group, Inc.	47,592

Application Software - 2.03%
2,900	Microsoft Corp.	74,182

Arrangement of Transportation of Freight - 1.05%
1,200	Forward Air Corp.	38,520

Biological Products (No Diagnostic Substances) - 2.06%
1,300	Amgen, Inc. *	75,283

Business Services - 1.85%
700	Visa, Inc.	67,879

Cable & Other Pay Television Services - 1.60%
1,400	Discovery communications, Inc. *	58,772

Calculating & Accounting Machines (No Electronic Computers) - 2.03%
1,700	Verifone Systems, Inc. *	74,545

Communication Services - 1.11%
1,200	NeuStar, Inc. *	40,488

Computer & Office Equipment - 2.39%
4,700	Cisco Systems, Inc.	87,608

Computer Integrated Systems Design - 1.07%
2,500	Yahoo, Inc. *	39,275

Construction Special Trade Contractors - 2.26%
2,000	Chicago Bridge & Iron Co. N.V.	82,700

Drug Manufacturers-Other - 1.78%
1,900	Endo Pharmaceutical Holdings, Inc. *	65,037

Electronic Computers - 2.30%
2,800	Dell, Inc. *	44,128
1,200	Nice Systems Ltd. *	40,296
		84,424
Electronics Stores - 1.83%
2,900	GameStop Corp. Class-A*	67,048

Farm Products - 2.05%
1,200	Bunge Ltd.	75,000

Finance Services - 1.05%
800	American Express Co.	38,432

Foreign Transportation of Freight - 0.93%
4,500	Genco Shipping & Trading Ltd. *	34,110

Gold & Silver Ores - 4.03%
1,500	Barrick Gold Corp.	79,320
4,900	Kinross Gold Corp.	68,453
		147,773
Health Care Plans - 1.26%
1,100	Aetna, Inc.	46,002

Hospital & Medical Service Plans - 1.60%
1,200	Unitedhealth Group, Inc.	58,524

Industrial Metals & Minerals - 3.27%
725	Cliffs Natural Resources, Inc.	49,163
3,300	Cloud Peak Energy, Inc. *	70,521
		119,684
Internet Information Providers - 1.07%
300	Baidu, Inc. *	39,297

Investment Brokerage-National - 1.02%
150	CME Group, Inc.	37,392

Measuring & Controlling Devices - 1.74%
700	OYO Geospace Corp. *	63,686

Miscellaneous Fabricated Metal Products - 1.16%
1,700	Barnes Group, Inc.	42,347

Miscellaneous Transportation Equipment - 0.98%
600	Polaris Industries, Inc.	36,060

Motorcycles, Bicycles & Parts - 1.10%
1,100	Harley-Davidson, Inc.	40,447

National Commercial Banks - 2.95%
800	PNC Financial Services Group, Inc.	43,368
2,500	US Bancorp	64,800
		108,168
Oil & Gas Filed Machinery & Equipment - 2.15%
1,100	National Oilwell Varco, Inc.	78,870

Oil, Gas Field Services - 1.85%
900	Schlumberger N.V.	67,797

Personal Computers - 1.04%
100	Apple, Inc. *	38,220

Pharmaceutical Preparations - 3.88%
1,300	Abbott Laboratories	70,915
1,800	Teva Pharmaceutical Industries, Ltd. ADR	71,298
		142,213
Property & Casualty Insurance - 1.16%
1,600	AmTrust Financial Services, Inc.	42,416

Railroad Equipment - 1.79%
2,300	Trinity Industries, Inc.	65,734

Railroad, Line-Haul Operating - 3.52%
600	Kansas City Southern, Inc. *	40,818
700	Genesee & Wyoming, Inc. *	42,749
600	Norfolk Southern Corp.	45,324
		128,891
Restaurants - 0.99%
1,500	Brinker International, Inc.	36,120

Retail-Apparel & Accessory Stores - 2.20%
600	Phillips-Van Heusen Corp.	40,734
1,700	Zumiez, Inc. *	40,001
		80,735
Retail-Auto & Home Supply Stores - 0.90%
100	AutoZone, Inc. *	32,838

Retail-Miscellaneous Retail - 0.81%
600	Cash America International, Inc.	29,826

Savings Institutions, Federally Chartered - 1.11%
4,500	Access National Corp.	40,770

Secondary Smelting & Refining of Nonferrous Metals - 1.70%
4,000	Titanium Metals Corp. *	62,320

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.95%
500	IntercontinentailExchange, Inc. *	60,860
1,800	NASDAQ Group, Inc. *	47,250
		108,110
Security Brokers, Dealers & Flotation Companies - 1.03%
1,300	MarketAxess Holdings, Inc.	37,622

Semiconductor-Related Devices - 2.32%
1,700	Intel Corp.	42,347
4,500	Rubicon Technology, Inc. *	42,705
		85,052
Services-Automotive Repair, Services & Parking - 1.21%
1,100	Monro Muffler Brake, Inc.	44,165

Services-Business Services - 1.09%
1,500	Exlservice Holdings, Inc. *	39,900

Services-Computer Programming, Data Processing & Etc. - 1.64%
100	Google, Inc. Class-A *	59,939

Services-Educational Services - 2.30%
900	Apollo Group, Inc. *	43,632
1,200	Capella Education Co. *	40,800
		84,432
Services-Personal Services - 1.05%
900	Coinstar, Inc. *	38,421

Services-Racing, Including Track Operation - 1.33%
1,000	Churchhill Downs, Inc.	48,540

State Commercial Banks - 2.42%
1,500	Bank of the Ozarks, Inc.	42,525
1,600	Texas Capital BancShares, Inc. *	46,176
		88,701
Surgical & Medical Instruments - 1.20%
1,000	ICU Medical, Inc. *	44,010

Wholesale-Misc Durable Goods - 1.39%
1,100	Schnitzer Steel Industries, Inc.	51,029

TOTAL FOR COMMON STOCK (Cost $3,388,340) - 94.05%		3,445,336

SHORT TERM INVESTMENTS - 5.85%
213,605	Fidelity Money Market Portfolio Class Select 0.20%** (Cost $213,605)	213,605

TOTAL INVESTMENTS (Cost $3,601,945) - 99.90%		3,658,941

OTHER ASSETS LESS LIABILITIES - 0.10%		4,220

NET ASSETS - 100.00%		3,663,161

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,601,945 amounted to $56,995, which consisted of aggregate gross unrealized appreciation of $199,042 and aggregate gross unrealized depreciation of $142,047.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 3,445,336	$0	$0	$3,445,336
Cash Equivalents		$213,605	$0	$0	$213,605
Total		$ 3,658,941	$0	$0	$3,658,941

	Archer Income Fund
	Schedule of Investments
	November 30, 2011 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 45.97%

Beverages-Soft Drinks - 1.68%
50,000	BCBCN, 8.375%, 11/15/17	52,500

Commercial Banks-Western - 1.58%
50,000	Zions Bank, 5.500%, 05/10/16	49,500

Diversified Banking Institutions - 11.98%
50,000	Ally, 7.000%, 08/15/13	49,760
100,000	Bank of America Corp., 6.750%, 09/09/13 (Australia)	97,871
75,000	Goldman Sacs Group, Inc., 4.000%, 05/18/23	69,683
250,000	Morgan Stanley, 8.750%, 04/08/12 (Brazil)	157,250
		374,564
Diversified Financial Services - 3.30%
100,000	GE Capital 6.750%, 02/18/14	103,249

Electric & Other Services Combined - 1.65%
50,000	CMS Energy, 6.250%, 02/01/12	51,570

Finance Services - 4.14%
125,000	American Express Co., 5.500%, 10/17/12	129,438

Motor Vehicles & Passenger Car Bodies - 4.09%
125,000	Ford Motor Credit, 7.800%, 06/01/12	127,813

Multimedia - 1.70%
50,000	Time Warner, 4.750%, 03/29/21	53,017

Oil Company-Exploration & Production - 3.42%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	107,000

Retail-Consumer Electronics Stores - 2.57%
75,000	Best Buy, 6.750%, 07/15/13	80,236

Revenue Bond - 2.38%
75,000	Wesgen, 3.250%, 11/01/16	74,430

Supranational Bank - 7.47%
91,819	Euro Bank Recon & Dev, 6.750%,	91,296
650,000	International Bank Recon & Dev, 6.500%, 09/11/13	49,638
165,000	International Bank Recon & Dev, 8.250%, 01/24/13	92,752
		233,686

TOTAL FOR CORPORATE BONDS (Cost $1,467,487) - 45.97%		1,437,003

EXCHANGE TRADED FUNDS - 17.53%
600	iShares Barclays Intermediate Credit Bond	63,696
1,000	iShares iBoxx $ Investment Grade Corp. Bond	110,690
6,000	PowerShares Build America Bond	170,784
6,000	PowerShares Preferred	81,960
1,500	Vanguard Intermediate-Term Corp. Bond Idx ETF	120,960

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $530,264) - 17.53%		548,090

CLOSED-END MUTUAL FUND - 2.88%
4,700	Western Asset Emerging Market	90,099

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $88,306) - 2.88%		90,099

REAL ESTATE INVESTMENT TRUST - 8.78%
2,000	Duke Realty Corp. PFD, 6.950%, Series M	50,500
3,500	Duke Realty Corp. PFD, 6.500%, Series K	84,525
2,500	Public Storage PFD, 6.450%, Series F	63,330
3,000	Public Storage Corp., 6.250%, Series M	76,230

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $271,780) - 8.78%		274,585

SENIOR NOTE - 3.28%
4,000	US Celluar Corp. PFD, 6.9618% 05/15/60	102,640

TOTAL FOR SENIOR NOTE (Cost $99,840) - 3.28%		102,640

MUNICIPAL BOND - 10.55%
50,000	Clark Cnty Nev, 6.360%, 11/01/24	56,879
50,000	Illinois State, 5.665%, 03/01/2018	53,500
100,000	Tobacco Settlement Auth IA, 6.500%, 06/01/23	94,010
130,000	TSACS, Inc., 4.750%, 06/01/22	125,450

TOTAL FOR MUNICIPAL BOND (Cost $320,518) - 10.55%		329,839

STRUCTURED NOTE - 3.17%
100,000	Morgan Stanley, 4.5005, 08/30/15 **	99,000

TOTAL FOR STRUCTURED NOTE (Cost $100,000) - 3.17%		99,000

SHORT TERM INVESTMENTS - 6.25%
194,648	Fidelity Money Market Portfolio Class Select 0.20%** (Cost $194,648)	194,648

TOTAL INVESTMENTS (Cost $3,073,485) - 98.41%		3,075,904

OTHER ASSETS LESS LIABILITIES - 1.59%		50,337

NET ASSETS - 100.00%		3,126,241

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,073,485 amounted to $54,135, which consisted of aggregate gross unrealized appreciation of $43,618 and aggregate gross unrealized depreciation of $97,754.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts		$274,585	$0	$0	$274,585
Senior Notes		$102,640	$0	$0	$102,640
Exchange Trade Funds		$548,090	$0	$0	$548,090
Closed-End Fund		$90,099	$0	$0	$90,099
Corporate Bonds		$0	$1,437,003	$0	$1,437,003
Municipal Bonds		$0	$329,839	$0	$329,839
Structured Notes		$0	$99,000	$0	$99,000
Cash Equivalents		$194,648	$0	$0	$194,648
Total		$ 1,210,062	$1,865,842	$0	$3,075,904

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 23, 2012

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date January 23, 2012

* Print the name and title of each signing officer under his or her signature.